Schedule of Investments (unaudited) September 30, 2022	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AMMC CLO 20 Ltd., Series 2017-20A, Class AR, (3 mo. LIBOR US + 0.87%), 3.61%, 04/17/29(a)(b)	$144	$142,137
Birch Grove CLO Ltd., Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 5.49%, 06/15/31(a)(b)	300	279,703
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 4.21%, 07/15/36(a)(b)	250	233,668
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3 mo. LIBOR US + 1.40%), 3.91%, 01/15/31(a)(b)	250	236,604
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 4.66%, 10/20/34(a)(b)	500	456,208
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3 mo. LIBOR US + 2.60%), 5.34%, 01/19/33(a)(b)	250	233,208
OCP CLO Ltd., Series 2019-17A, Class BR, (3 mo. LIBOR US + 1.60%), 4.31%, 07/20/32(a)(b)	250	231,788
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.05%), 4.81%, 10/22/36(a)(b)	250	224,770
Palmer Square CLO Ltd., Series 2015-1A, Class BR4, (3 mo. LIBOR US + 1.85%), 4.83%, 05/21/34(a)(b)	250	224,132
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 3.76%, 01/25/35(a)	135	125,094
Trimaran CAVU Ltd., Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 5.86%, 07/20/32(a)(b)	250	236,022

Total Asset-Backed Securities — 6.2% (Cost: $2,802,039)		2,623,334

Corporate Bonds

Aerospace & Defense — 0.1%
Boeing Co., 3.63%, 02/01/31	50	41,502

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	100	89,267

Capital Markets — 0.3%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(c)	150	110,188

Diversified Financial Services — 0.2%
Morgan Stanley, (1 day SOFR + 3.12%), 3.62%, 04/01/31(a)	75	64,817

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.
1.75%, 01/20/31	75	56,247
2.55%, 03/21/31	130	103,796

		160,043

Health Care Providers & Services — 0.1%
Elevance Health, Inc., 2.55%, 03/15/31	75	60,469

Media — 0.2%
Comcast Corp., 3.40%, 04/01/30	120	105,542

Pharmaceuticals — 0.3%
AbbVie, Inc., 2.95%, 11/21/26	125	114,520

Security	Par (000)	Value

Software — 0.2%
Oracle Corp., 2.88%, 03/25/31	$125	$98,583

Total Corporate Bonds — 2.0% (Cost: $966,097)		844,931

Foreign Agency Obligations

Supranational — 0.8%
International Bank for Reconstruction & Development, Series C, 0.00%, 09/17/30(d)	500	357,736

Total Foreign Agency Obligations — 0.8% (Cost: $443,865)		357,736

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.9%
Angel Oak Mortgage Trust, Class A1, 2.88%, 12/25/66(b)	71	61,405
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 2.49%, 11/25/33(a)	19	17,048
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)	64	58,527
Chase Home Lending Mortgage Trust, Class A12, 6.50%, 04/25/49(a)(b)	41	39,106
COLT Mortgage Loan Trust(b)
Class A1, 5.16%, 04/25/67	242	234,991
Series 2022-1, Class A1, 4.55%, 04/25/67(a)	108	102,514
Series 2022-2, Class A1, 2.99%, 02/25/67	134	118,650
Credit Suisse Mortgage Capital Certificates Trust, Class A, 2.87%, 01/25/67(a)(b)	134	123,964
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(a)(b)	251	211,362
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)	94	74,530
GS Mortgage-Backed Securities Trust(a)(b)
2.50%, 11/25/51	88	70,065
Series 2021-PJ7, Class A2, 2.50%, 01/25/52	177	140,962
JP Morgan Mortgage Trust, Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)	94	77,256
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)	97	79,686
MFA Trust(a)(b)
Series 2020-NQM1, Class A1, 1.48%, 03/25/65	80	76,964
Series 2021-NQM1, Class M1, 2.31%, 04/25/65	250	225,785
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)(b)	95	78,503
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)	95	78,292
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	200	185,308
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(a)(b)	157	136,497
Verus Securitization Trust(b)
Class A1, 5.15%, 07/25/67	146	144,075
Series 2022-1, Class A1, 2.72%, 01/25/67	92	81,269
Series 2022-3, Class A1, 4.13%, 02/25/67	93	84,948

		2,501,707

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	$72	$12,895

Total Non-Agency Mortgage-Backed Securities — 5.9% (Cost: $2,779,146)		2,514,602

Preferred Securities

Capital Trusts — 3.2%(a)

Banks(c) — 0.7%
U.S. Bancorp, 3.70%	180	135,873
Wells Fargo & Co., Series U, 5.88%	160	152,328

		288,201

Capital Markets — 0.3%
Bank of New York Mellon Corp., Series I, 3.75%(c)	175	135,187

Diversified Financial Services(c) — 1.6%
Bank of America Corp., Series FF, 5.88%	360	308,700
JPMorgan Chase & Co.
Series FF, 5.00%	175	157,806
Series KK, 3.65%	265	214,600

		681,106

Electric Utilities — 0.6%
PPL Capital Funding, Inc., Series A, 6.34%, 03/30/67	285	238,395

		1,342,889

Total Preferred Securities — 3.2% (Cost: $1,637,449)		1,342,889

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 9.3%
Fannie Mae REMICS
Series 2013-73, Class KE, 3.00%, 07/25/43	500	424,710
Series 2017-90, Class WB, 3.00%, 11/25/47	433	348,562
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	908,129
Series 2022-31, Class BZ, 4.00%, 10/25/51	669	572,255
Freddie Mac REMICS
3.50%, 09/25/44	400	340,826
3.00%, 10/25/49	504	389,870
Series 4398, Class ZX, 4.00%, 09/15/54	343	314,713
Series 4480, Class ZX, 4.00%, 11/15/44	700	668,938

		3,968,003

Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2006-30, Class IO, 2.73%, 05/16/46(a)	50	3

Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	226	47,768

Security	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 3.53%, 12/16/39	$130	$9,885
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 3.73%, 04/16/41	1,343	98,847

		156,500

Mortgage-Backed Securities — 52.0%
Freddie Mac Mortgage-Backed Securities, 3.50%, 08/01/33 - 01/01/46	1,758	1,640,922
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	2	1,596
Uniform Mortgage-Backed Securities
5.50%, 10/01/23 - 09/01/36	893	919,910
4.00%, 10/01/24 - 10/13/52(e)	8,336	7,882,848
2.50%, 10/01/28	1,046	998,648
5.00%, 11/01/33 - 02/01/40	1,882	1,903,319
3.50%, 09/01/34 - 04/01/52	2,169	2,012,817
6.00%, 02/01/36 - 03/01/38	85	88,770
4.50%, 04/01/39 - 11/14/52(e)	4,343	4,200,662
3.00%, 03/01/43 - 05/01/52	2,874	2,557,295

		22,206,787

Total U.S. Government Sponsored Agency Securities — 61.7% (Cost: $28,324,472)		26,331,293

U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51(f)	4,245	2,883,459
3.38%, 08/15/42	900	815,203
3.00%, 08/15/48	5,100	4,313,484
2.38%, 05/15/51	700	523,687
2.00%, 08/15/51	950	648,895
U.S. Treasury Notes
2.00%, 05/31/24	4,930	4,748,014
2.88%, 07/31/25	9,230	8,892,168
1.25%, 03/31/28 - 08/15/31	1,220	1,024,885
1.13%, 02/15/31	2,090	1,692,329
1.63%, 05/15/31	600	503,625

Total U.S. Treasury Obligations — 61.0% (Cost: $29,582,148)		26,045,749

Total Long-Term Investments — 140.8% (Cost: $66,535,216)		60,060,534

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(g)(h)	2,014,927	$2,014,927

Total Short-Term Securities — 4.7% (Cost: $2,014,927)		2,014,927

Total Investments Before TBA Sale Commitments and Options Written — 145.5% (Cost: $68,550,143)		62,075,461

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (1.1)%
Uniform Mortgage-Backed Securities, 4.50%, 10/13/52(e)	$(500)	(476,289)

Total TBA Sale Commitments — (1.1)% (Proceeds: $(478,235))		(476,289)

Options Written — (0.6)% (Premiums Received: $(245,000))		(245,000)

Total Investments, Net of TBA Sale Commitments and Options Written — 143.8% (Cost: $67,826,908)		61,354,172

Liabilities in Excess of Other Assets — (43.8)%		(18,680,321)

Net Assets — 100.0%		$42,673,851

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,355,867	$—	$(2,340,940	)(a)	$—	$—	$2,014,927	2,014,927	$8,247	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	3.07	%(b)	07/18/22	Open		$4,788,735	$4,806,995	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	2.60		09/30/22	10/03/22		8,953,100	8,953,100	U.S. Treasury Obligations	Up to 30 Days
Credit Agricole Corporate and Investment Bank	2.65		09/30/22	10/03/22		832,500	832,500	U.S. Treasury Obligations	Up to 30 Days
Credit Agricole Corporate and Investment Bank	3.07		09/30/22	10/03/22		1,942,500	1,942,500	U.S. Treasury Obligations	Up to 30 Days

						$16,516,835	$16,535,095

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	23	12/20/22	$2,726	$(176,083)

Short Contracts
10-Year Japanese Government Treasury Bonds	1	12/13/22	1,025	3,176
10-Year U.S. Treasury Note	28	12/20/22	3,138	102,108
U.S. Long Bond	4	12/20/22	506	14,742
Ultra U.S. Treasury Bond	39	12/20/22	5,331	444,287
2-Year U.S. Treasury Note	15	12/30/22	3,080	23,376

				587,689

				$411,606

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
10-Year Interest Rate Swap, 10/30/32	3.58%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Bank of America N.A.	10/28/22	3.59%	USD	4,052	$(66,865)
2-Year Interest Rate Swap, 10/30/24	4.24%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Bank of America N.A.	10/28/22	4.24	USD	19,453	(62,522)
30-Year Interest Rate Swap, 10/30/52	3.06%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Bank of America N.A.	10/28/22	3.06	USD	1,621	(50,118)
5-Year Interest Rate Swap, 10/30/27	3.81%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Bank of America N.A.	10/28/22	3.81	USD	7,295	(65,495)

										$(245,000)

Centrally Cleared Interest Rate Swaps

									Upfront
									Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Notional		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1.61%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	03/28/32	USD	850	$152,035	$—	$152,035
1.66%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	04/25/32	USD	1,200	208,361	—	208,361
3-Month LIBOR, 3.75%	Quarterly	1.92%	Semi-Annual	N/A	10/27/41	USD	250	(60,161)	(596)	(59,565)
3-Month LIBOR, 3.75%	Quarterly	1.75%	Semi-Annual	N/A	11/09/41	USD	400	(105,566)	(656)	(104,910)
2.87%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/11/42	USD	300	20,561	7	20,554
1.91%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	10/28/51	USD	230	61,427	544	60,883
3-Month LIBOR, 3.75%	Quarterly	1.77%	Semi-Annual	N/A	11/01/51	USD	1,000	(293,390)	(2,055)	(291,335)

								$(16,733)	$(2,756)	$(13,977)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Government Fund, Inc. (EGF)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	100	$(19,441)	$(10,740)	$(8,701)
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	NR	USD	67	(12,961)	(6,837)	(6,124)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	41	(7,970)	(4,429)	(3,541)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	33	(6,480)	(3,392)	(3,088)

								$(46,852)	$(25,398)	$(21,454)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,623,334	$—	$2,623,334
Corporate Bonds	—	844,931	—	844,931
Foreign Agency Obligations	—	357,736	—	357,736
Non-Agency Mortgage-Backed Securities	—	2,514,602	—	2,514,602
Preferred Securities
Capital Trusts	—	1,342,889	—	1,342,889
U.S. Government Sponsored Agency Securities	—	26,331,293	—	26,331,293
U.S. Treasury Obligations	—	26,045,749	—	26,045,749
Short-Term Securities
Money Market Funds	2,014,927	—	—	2,014,927
Liabilities
Investments
TBA Sale Commitments	—	(476,289)	—	(476,289)

	$2,014,927	$59,584,245	$—	$61,599,172

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$587,689	$441,833	$—	$1,029,522

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Credit Contracts	$—	$(21,454)	$—	$(21,454)
Interest Rate Contracts	(176,083)	(700,810)	—	(876,893)

	$411,606	$(280,431)	$—	$131,175

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $16,535,095 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	6